CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 6,542	¥ 42,375	¥ 250,553	¥ 29,170
Net cash used in investing activities	(142,343)	(922,063)	(395,744)	51,965
Net cash generated from financing activities	115,543	748,461	84,922	436,440
Effect of exchange rate changes on cash and cash equivalents	7,152	46,328	1,507	(4,812)
Net increase (decrease) in cash and cash equivalents	(13,106)	(84,899)	(58,762)	512,763
Cash and cash equivalents at beginning of the year	74,957	485,556	544,318	31,555
Cash and cash equivalents at end of the year	61,851	400,657	485,556	544,318
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	(350)	(2,266)	(26,721)	7,387
Net cash used in investing activities	(133,683)	(865,971)	(293,289)	(116,035)
Net cash generated from financing activities	115,588	748,755	42,315	479,896
Effect of exchange rate changes on cash and cash equivalents	7,152	46,328	1,507	(4,812)
Net increase (decrease) in cash and cash equivalents	(11,293)	(73,154)	(276,188)	366,436
Cash and cash equivalents at beginning of the year	14,472	93,748	369,936	3,500
Cash and cash equivalents at end of the year	$ 3,179	¥ 20,594	¥ 93,748	¥ 369,936